Cover	Dec. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2021
Entity File Number	000-51068
Entity Registrant Name	VETANOVA, INC.
Entity Central Index Key	0001280396
Entity Tax Identification Number	85-1736272
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	335 A
Entity Address, Address Line Two	Josephine St
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	303
Local Phone Number	248-6883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true